Segment reporting	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Segment reporting	Segment reporting:
For management purposes, the Company is organized based on its two leasing businesses and has two reportable segments, containership leasing and mobile power generation. The Company’s containership leasing segment owns and operates a fleet of containerships which are chartered primarily pursuant to long-term, fixed-rate charters. The Company’s mobile power generation segment owns and operates a fleet of power generation assets, including gas turbines and other equipment, and provides power solutions to customers.

The Company’s chief operating decision makers monitor the operating results of the leasing businesses separately for the purpose of making decisions about resource allocation and performance assessment based on adjusted EBITDA, which is computed as net earnings before interest expense, income tax expense, depreciation and amortization expense, impairments, write-down and gains/losses on sale, gains/losses on derivative instruments, loss on foreign currency repatriation, change in contingent consideration asset, loss on debt extinguishment, other expenses and certain other items that the Company believes are not representative of its operating performance.
The following table includes the Company’s selected financial information by segment:

Year ended December 31, 2022	Containership Leasing	Mobile Power Generation	Elimination and Other	Total
Revenue	$1,543.0	$154.4	$—	$1,697.4
Operating expense	309.2	44.2	—	353.4
Depreciation and amortization expense	327.5	51.6	—	379.1
General and administrative expense	76.6	33.5	(2.0)	108.1
Indemnity claim (income) under acquisition agreement	—	(21.3)	—	(21.3)
Operating lease expense	120.3	2.7	—	123.0
Loss (Gain) on sale	4.0	(0.3)	—	3.7
Interest income	(5.5)	(0.7)	(0.3)	(6.5)
Interest expense	219.4	16.7	(0.7)	235.4
Income tax expense	1.9	0.5	—	2.4

Year ended December 31, 2021	Containership Leasing	Mobile Power Generation	Elimination and Other	Total
Revenue	$1,460.4	$186.2	$—	$1,646.6
Operating expense	289.3	61.7	—	351.0
Depreciation and amortization expense	307.9	58.8	—	366.7
General and administrative expense	49.9	25.7	3.6	79.2
Indemnity claim (income) under acquisition agreement	—	(42.4)	—	(42.4)
Operating lease expense	143.0	3.3	—	146.3
Gain on sale	(15.9)	(0.5)	—	(16.4)
Interest income	(0.3)	(2.8)	—	(3.1)
Interest expense	178.8	20.2	(1.9)	197.1
Income tax expense	0.8	32.2	—	33.0
4.    Segment reporting (continued):

	Year ended December 31, 2022	Year ended December 31, 2021
Containership leasing adjusted EBITDA	$1,036.9	$978.4
Mobile power generation adjusted EBITDA(1)	97.1	136.4
Total segment adjusted EBITDA	1,134.0	1,114.8
Eliminations and other	(1.4)	(1.4)
Depreciation and amortization expense	379.1	366.7
Interest income	(6.5)	(3.1)
Interest expense	235.4	197.1
Gain on derivative instruments	(120.6)	(14.1)
Loss on debt extinguishment	9.4	127.0
Other expenses	7.1	6.5
(Gain) Loss on contingent consideration asset	(0.9)	5.1
Loss on foreign currency repatriation	4.0	13.9
Loss (Gain) on sale	3.7	(16.4)
Consolidated net earnings before taxes	$624.7	$433.5
(1)The calculation of adjusted EBITDA does not include the Indemnity claim under acquisition agreement as an adjustment for the mobile power generation segment. Although the revenue reported for this segment is lower due to an injunction at one of the sites, the losses are recoverable through an indemnification agreement (note 3).

Total Assets	December 31, 2022	December 31, 2021
Containership Leasing	$10,584.2	$9,777.6
Mobile Power Generation	838.9	842.7
Elimination and Other	(120.7)	(50.7)
Total	$11,302.4	$10,569.6

Capital expenditures by segment	Year ended December 31, 2022	Year ended December 31, 2021
Containership leasing	$1,219.5	$1,679.4
Mobile power generation	20.2	29.9